INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENTS IN AFFILIATES
Schedule of investments in affiliates

	At December 31,
	2019		2020
	Carrying	Ownership	Carrying	Ownership
	Value	Percentage	Value	Percentage
	$	(%)	$	(%)
Canadian Solar Infrastructure Fund, Inc.	19,162	14.66	19,980	14.66
Suzhou Financial Leasing Co., Ltd.	16,050	6	23,969	6
RE Roserock Holdings LLC (“Roserock”)	83,034	49	—	—
Others	34,582	15-49	34,342	15-49
Total	152,828		78,291